Other Current assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Current assets
4. Other Current assets

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2010	2011
Inventories……………………………………………...	$110	$10,706
Deferred mobilization expenses…………………………	22,144	62,228
Prepayments and advances…………………………….	12,312	11,521
Other…………………………………………………...	3,116	4,969
	$37,682	$89,424